Segment - Schedule of Net Income or Loss, total Assets and total Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Income or Loss, total Assets and total Liabilities [Abstract]
Inventory	$ 7,918,552	$ 11,181,806	$ 9,607,766
Deferred revenue	$ (8,969,670)	$ (11,802,825)	$ (16,190,861)	$ (17,493,628)